Organization	2 Months Ended
Dec. 31, 2024
Jefferson Capital, Inc. before the business combination
Organization
Organization

1. Organization

Jefferson Capital, Inc. (the “Company”) was formed as a Delaware corporation on November 12, 2024 (Inception). The Company was formed for the purpose of completing a public offering and related transactions in order to carry on the business of Jefferson Capital Holdings, LLC and its subsidiaries (“Jefferson Capital Holdings”). Following a series of transactions that the Company will engage in immediately prior to the completion of the public offering, the Company will become a holding company with no material assets other than 100% of the equity interests in JCAP TopCo, LLC, which will remain a holding company with no material assets other than 100% of the equity interests in Jefferson Capital Holdings. As a result, the Company will indirectly wholly own the equity interest of Jefferson Capital Holdings and will operate and control all of the business affairs of Jefferson Capital Holdings.